INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2024
INCOME TAXES
Schedule of income tax payable

	June 30, 2024	June 30, 2023
Zhongrui Xuikai	910	10,820
Tianjin Runcheng	8,845	355
Shiyuegongtu	226,266	—
Total	$236,021	$11,175

Schedule of components of income tax benefit (expense)

	For the year ended June 30,
	2024	2023
Current income tax expense	$(236,021)	(11,175)
Total expense for income taxes	$(236,021)	(11,175)

Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	June 30, 2024	June 30, 2023
PRC statutory tax	25%	25%
Effect of non-deductible expenses	1.3%	—%
Effect of preferential tax rate	—	(22.5)%
Effective tax rate	26.3%	2.5%